Reserves - Summary of Reserves (Parenthetical) (Detail) - Chinese accounting standards [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory reserve fund [member]
Disclosure of reserves within equity [line items]
Percentage of net profit on statutory reserve	10.00%
Statutory reserve	¥ 3,932	¥ 5,096	¥ 5,009
Discretionary reserve fund [member]
Disclosure of reserves within equity [line items]
Discretionary reserve fund	¥ 5,096	5,009	5,857
General reserve [member]
Disclosure of reserves within equity [line items]
Percentage of net profit on general reserve	10.00%
General reserve for catastrophe	¥ 3,932	5,096	5,009
Transfer of General reserve to subsidiaries	¥ 177	¥ 177	¥ 150